8. Commitments, Contingencies and Concentrations (June 2017) (Details) - USD ($)	Jun. 30, 2017	Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Future lease commitment, 2017	$ 17,100
Future lease commitment, 2018	68,400	$ 68,400
Future lease commitment, 2019	5,700	5,700
Future lease commitment	$ 91,200	$ 156,002